SHARE-BASED COMPENSATION PROGRAMS - Schedule of Compensation Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	$ 61	$ 39	$ 36
Income Tax Benefit	12	8	7
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	25	12	13
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	1	0	5
Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	$ 35	$ 27	$ 18